Seward & Kissel llp 901 K STREET, N.W. WASHINGTON, D.C. 20001

TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184 WWW.SEWKIS.COM	ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004 TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421

August 5, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Active ETFs, Inc. (the “Registrant”) - AB International Buffer ETF - AB Moderate Buffer ETF File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Registrant to register new series of the Registrant, AB International Buffer ETF and AB Moderate Buffer ETF.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise

Attachment

cc: Paul M. Miller